Loans (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total past due TDR loans and non-accrual TDR loans		$ 3,700,000	$ 2,200,000
Allowance For Loan And Leases Losses		44,000	42,000	$ 61,000
Net of deferred fees		909,000	198,000
Deferred PPP loan fees			945,000
Impaired LoanAC		4,900,000	5,300,000	5,800,000
Interest Income Recognized On Accruing Impaired Loans		862,000	1,003,000	1,250,000
TDR loans
Impaired Loan		4,900,000	5,300,000
Paycheck Protection Program [Member]
Ppp Loan Amount			128,100,000	$ 128,100,000.0
Ppp Loan Program Description	On March 27, 2020, President Trump signed the CARES Act, which established a $2 trillion economic stimulus package, including cash payments to individuals, supplemental unemployment insurance benefits and a $349 billion loan program administered through the PPP.
Additional Funding Loan, Description	A second round of PPP funding provided a total of $320 billion additional funding for the PPP.
Ppp Loan Outstanding Amount		103,000	18,000,000.0
Recognized Ppp Loan Fee Income		948,000	3,400,000
Allowance for Loan and Lease Losses [Member]
Accruing Impaired Loans		154,000	18,300,000
Interest Income Recognized On Accruing Impaired Loans		862,000	$ 1,000,000.0
Tdr Residential Mortage Portfolio Loan Amount		$ 250,000